Net income per ordinary share - Reconciliation of Net Income Attributable to the Group and Net Income Attributable To the Group (Including NCI Redemption Amount) (Details) - USD ($)
$ / shares in Units, $ in Thousands
3 Months Ended
	Mar. 31, 2020	Mar. 31, 2019
Earnings Per Share [Abstract]
Net income	$ 91,696	$ 88,297
Noncontrolling interest adjustment to redemption amount	(4,522)	0
Net income attributable to the Group (including NCI redemption adjustment)	$ 87,174	$ 88,297
Net income per Ordinary Share attributable to the Group (including NCI redemption adjustment):
Basic (USD per share)	$ 1.63	$ 1.64
Diluted (USD per share)	$ 1.62	$ 1.63